Properties And Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Apr. 30, 2006
Operating Leased Assets [Line Items]
Operating leased renewal period of land and buildings		3 years
Annual lease and rental income	$ 45
Land
Operating Leased Assets [Line Items]
Net carrying value lease asset	603
Buildings
Operating Leased Assets [Line Items]
Net carrying value lease asset	$ 198